Offerings - Offering: 1	Jul. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	Citigroup Commercial Mortgage Trust 2026-MFAM1, Commercial Mortgage Pass-Through Certificates, Series 2026-MFAM1
Amount Registered | shares	706,575,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 706,575,000
Amount of Registration Fee	$ 97,578.01
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee.